UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2014

Date of reporting period:	1/31/2014

Item 1. Schedule of Investments

Prudential Jennison Equity Income Fund

Schedule of Investments

January 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 92.1%
Aerospace & Defense — 1.2%
Boeing Co. (The)	410,640	$51,436,766

Airlines — 0.8%
Air Canada (Class A Stock) (Canada)*	3,186,835	22,261,348
Delta Air Lines, Inc.	434,922	13,312,962

		35,574,310

Beverages — 2.5%
Britvic PLC (United Kingdom)	6,617,918	75,381,482
Molson Coors Brewing Co. (Class B Stock)	646,802	34,047,657

		109,429,139

Biotechnology — 0.8%
Biogen Idec, Inc.*	118,351	37,001,257

Capital Markets — 1.2%
Azimut Holding SpA (Italy)	1,840,247	53,191,006

Chemicals — 1.4%
Monsanto Co.	597,549	63,668,846

Commercial Banks — 2.6%
Corpbanca SA, ADR (Chile)(a)	1,009,152	16,640,917
Wells Fargo & Co.	2,199,680	99,733,491

		116,374,408

Commercial Services & Supplies — 1.0%
Waste Management, Inc.	1,019,399	42,590,490

Communications Equipment — 0.5%
Cisco Systems, Inc.	1,008,086	22,087,164

Computers & Peripherals — 3.3%
Apple, Inc.	287,297	143,820,878

Construction & Engineering — 1.0%
Fluor Corp.	557,179	42,323,317

Diversified Financial Services — 3.7%
Bank of America Corp.	3,949,477	66,153,740
Citigroup, Inc.	639,408	30,327,122
Gateway Energy & Resource Holdings LLC, 144A (original cost $2,000,000; purchased 12/14/07)*(b)(c)	100,000	1,618,103
JPMorgan Chase & Co.	1,186,337	65,675,616

		163,774,581

Diversified Telecommunication Services — 4.0%
Cogent Communications Group, Inc.	552,424	22,853,781
Frontier Communications Corp.	22,553,263	106,000,336
Vivendi SA (France)	1,759,908	47,243,467

		176,097,584

Electric Utilities — 1.6%
Alupar Investimento SA (Brazil)*	375,608	2,426,491
Alupar Investimento SA, 144A (Brazil)*(b)	1,777,926	11,485,700
NRG Yield, Inc. (Class A Stock)(a)	1,435,342	55,892,218

		69,804,409

Food Products — 3.6%
Bunge Ltd.	273,661	20,732,557
Mondelez International, Inc. (Class A Stock)	1,785,543	58,476,533
Pinnacle Foods, Inc.	1,531,134	41,340,618
Tate & Lyle PLC (United Kingdom)	3,153,939	39,224,490

		159,774,198

Gas Utilities — 1.0%
ONEOK, Inc.(a)	666,839	45,671,803

Hotels, Restaurants & Leisure — 3.1%
Carnival Corp.	887,594	34,784,809
Merlin Entertainments PLC (United Kingdom)*	763,560	4,558,942
Merlin Entertainments PLC, 144A (United Kingdom)(b)*	3,000,000	17,911,920
Starbucks Corp.	725,396	51,590,163
Wendy’s Co. (The)(a)	3,066,099	27,809,518

		136,655,352

Household Products — 1.4%
Procter & Gamble Co. (The)	776,684	59,509,528

Industrial Conglomerates — 4.4%
General Electric Co.	2,460,431	61,830,631
Koninklijke Philips NV (Netherlands)	1,714,398	59,479,971
Siemens AG, ADR (Germany)	563,535	71,168,835

		192,479,437

Insurance — 1.6%
MetLife, Inc.	1,430,704	70,176,031

Internet Software & Services — 2.1%
Rackspace Hosting, Inc.*(a)	986,637	35,923,453
Telecity Group PLC (United Kingdom)	2,228,228	26,118,495
Yahoo!, Inc.*(a)	778,267	28,033,177

		90,075,125

Leisure Equipment & Products — 0.9%
Mattel, Inc.	1,021,311	38,646,408

Life Sciences Tools & Services — 1.8%
Thermo Fisher Scientific, Inc.	690,519	79,506,358

Machinery — 0.8%
Caterpillar, Inc.	142,631	13,394,477
IDEX Corp.	301,413	21,704,750

		35,099,227

Media — 3.4%
Cinemark Holdings, Inc.	1,383,934	40,563,106
Lagardere SCA (France)	725,871	25,623,330
Thomson Reuters Corp.	829,665	29,917,720
Time Warner Cable, Inc.	398,007	53,042,393

		149,146,549

Office Electronics — 1.0%
Xerox Corp.	4,139,320	44,911,622

Oil, Gas & Consumable Fuels — 11.1%
Cheniere Energy Partners LP Holdings LLC	2,499,281	46,736,555
Cheniere Energy, Inc.*	755,435	33,193,814
Concho Resources, Inc.*	194,256	18,996,294
Crosstex Energy, Inc.	598,610	22,447,875
HollyFrontier Corp.(a)	517,513	23,960,852
Pembina Pipeline Corp. (Canada)	1,165,906	39,990,576
Pembina Pipeline Corp., Reg D (original cost $13,325,721; purchased 03/15/13) (Canada)(c)	443,583	15,214,897
Phillips 66	783,483	57,264,772
SemGroup Corp. (Class A Stock)	859,971	53,111,809
Targa Resources Corp.	1,336,523	120,674,662
Western Refining, Inc.	576,707	22,555,011
Williams Cos., Inc. (The)	830,000	33,606,700

		487,753,817

Pharmaceuticals — 9.5%
AbbVie, Inc.	1,065,920	52,475,242
Bristol-Myers Squibb Co.	2,005,448	100,212,236
Endo Health Solutions, Inc.*(a)	442,517	29,153,020
Merck & Co., Inc.	1,957,168	103,671,189
Perrigo Co. PLC	231,939	36,103,625
Pfizer, Inc.	2,364,578	71,883,171
Zoetis, Inc.	865,824	26,286,417

		419,784,900

Real Estate Investment Trusts (REITs) — 4.2%
First Potomac Realty Trust	1,997,515	26,087,546
Geo Group, Inc. (The)	1,379,064	46,171,063
MFA Financial, Inc.	8,071,538	58,841,512
Starwood Property Trust, Inc.	1,772,257	53,522,161

		184,622,282

Road & Rail — 2.7%
Canadian Pacific Railway Ltd. (Canada)	453,723	68,729,960

Union Pacific Corp.				292,608	50,984,018

					119,713,978

Semiconductors & Semiconductor Equipment — 1.8%
Xilinx, Inc.				1,656,822	76,909,677

Software — 4.2%
Activision Blizzard, Inc.				3,513,653	60,188,876
Intuit, Inc.				618,751	45,323,511
Microsoft Corp.				2,116,959	80,126,898

					185,639,285

Specialty Retail — 2.4%
GameStop Corp. (Class A Stock)(a)				1,117,086	39,176,206
Gap, Inc. (The)				685,849	26,117,130
Home Depot, Inc. (The)				540,500	41,537,425

					106,830,761

Wireless Telecommunication Services — 5.5%
Crown Castle International Corp.*				628,189	44,576,292
Vodafone Group PLC, ADR (United Kingdom)				5,297,021	196,307,598

					240,883,890

TOTAL COMMON STOCKS (cost $3,414,056,477)					4,050,964,383

PREFERRED STOCKS — 1.6%
Aerospace & Defense — 0.7%
United Technologies Corp., CVT, 7.50%(a)(b)				510,924	32,918,833

Airlines — 0.3%
Continental Airlines Finance Trust II, CVT, 6.00%				281,902	14,368,207

Diversified Telecommunication Services — 0.3%
Intelsat SA, CVT, 5.750%				242,300	12,726,808

Insurance — 0.3%
Metlife, Inc., CVT, 5.00%(b)				413,000	12,038,950

TOTAL PREFERRED STOCKS (cost $58,820,798)					72,052,798

	Interest Rate	Maturity Date		Principal Amount (000)#
CONVERTIBLE BONDS — 5.3%
Airlines — 1.1%
United Continental Holdings, Inc., Sr. Unsec’d. Notes	6.00%	10/15/29		9,122	48,557,546

Energy — 1.8%
BAC Cheniere Energy, Inc., Notes, 144A	5.94%	03/27/14	(b)	130,159	47,820,343
	9.00%	04/28/14	(b)	78,125	32,703,125

					80,523,468

Financial Services — 1.1%
JPM Yahoo, Inc., Notes, 144A	6.95%	04/21/14	(b)	138,079	48,728,079

Leisure Equipment & Products — 0.4%
Callaway Golf Co., Notes	3.75%	08/15/19		12,500	15,164,063

Pharmaceuticals — 0.9%
GS Endo Health Solutions, Notes, 144A	4.10%	05/15/14	(b)	61,550	38,967,200

TOTAL CONVERTIBLE BONDS (cost $195,219,178)					231,940,356

TOTAL LONG-TERM INVESTMENTS (cost $3,668,096,453)					4,354,957,537

				Shares

SHORT-TERM INVESTMENT — 5.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $235,320,289; includes $180,795,805 of cash collateral for securities on loan)(d)(e)				235,320,289	235,320,289

TOTAL INVESTMENTS — 104.4% (cost $3,903,416,742)(f)					4,590,277,826
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%					(192,838,443)

NET ASSETS — 100.0%					$4,397,439,383

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

Reg D—Regulation D is an exemption offered by the Securities and Exchange Commission that allows for the sale of equity or debt securities to investors in a private placement transaction. Most of the companies that utilize Regulation D are privately held companies that are seeking to raise private capital from investors.

ADR—American Depositary Receipt

CVT—Convertible Security

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $175,124,823; cash collateral of $180,795,805 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Restricted as to resale and does not have a readily available market. The aggregate original cost of such security is $15,325,721. The aggregate value of $16,833,000 is approximately 0.4% of net assets.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolio 2 — Prudential Core Taxable Money Market Fund.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$3,910,675,066

Appreciation	762,358,740
Depreciation	(82,755,980)

Net Unrealized Appreciation	$679,602,760

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$51,436,766	$—	$—
Airlines	35,574,310	—	—
Beverages	34,047,657	75,381,482	—
Biotechnology	37,001,257	—	—
Capital Markets	—	53,191,006	—
Chemicals	63,668,846	—	—
Commercial Banks	116,374,408	—	—
Commercial Services & Supplies	42,590,490	—	—
Communications Equipment	22,087,164	—	—
Computers & Peripherals	143,820,878	—	—
Construction & Engineering	42,323,317	—	—
Diversified Financial Services	162,156,478	1,618,103	—
Diversified Telecommunication Services	128,854,117	47,243,467	—
Electric Utilities	69,804,409	—	—
Food Products	120,549,708	39,224,490	—
Gas Utilities	45,671,803	—	—
Hotels, Restaurants & Leisure	136,655,352	—	—
Household Products	59,509,528	—	—
Industrial Conglomerates	132,999,466	59,479,971	—
Insurance	70,176,031	—	—
Internet Software & Services	63,956,630	26,118,495	—
Leisure Equipment & Products	38,646,408	—	—
Life Sciences Tools & Services	79,506,358	—	—
Machinery	35,099,227	—	—
Media	123,523,219	25,623,330	—
Office Electronics	44,911,622	—	—
Oil, Gas & Consumable Fuels	487,753,817	—	—
Pharmaceuticals	419,784,900	—	—
Real Estate Investment Trusts (REITs)	184,622,282	—	—
Road & Rail	119,713,978	—	—
Semiconductors & Semiconductor Equipment	76,909,677	—	—
Software	185,639,285	—	—
Specialty Retail	106,830,761	—	—
Wireless Telecommunication Services	240,883,890	—	—
Preferred Stocks
Aerospace & Defense	32,918,833	—	—
Airlines	14,368,207	—	—
Diversified Telecommunication Services	12,726,808	—	—
Insurance	12,038,950	—	—
Convertible Bonds	—	63,721,609	168,218,747
Affiliated Money Market Mutual Fund	235,320,289	—	—

Total	$4,030,457,126	$391,601,953	$168,218,747

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Convertible Bonds
Balance as of 10/31/13	$226,557,064
Accrued discounts/premiums	—
Realized gain (loss)	11,792,196
Change in unrealized appreciation (depreciation)*	8,575,450
Purchases	37,330,075
Sales	(116,036,038)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 1/31/14	$168,218,747

*	Of which, $9,367,146 was included in Net Assets relating to securities held at the reporting period end.

Fair Value of Level 2 investments at 10/31/13 was $362,424,606. An amount of $66,320,310 was transferred from Level 1 into Level 2 at 1/31/14 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the fund normally values its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value January 31, 2014	Valuation Methodologies	Unobservable input(s)	Range (Weighted Average)
Convertible Bonds investment	168,218,747	Market Approach	Offered quote	$35.29 - $63.31
				($43.47)

Prudential Mid-Cap Value Fund

Schedule of Investments

January 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS — 99.1%
Aerospace & Defense — 1.8%
Alliant Techsystems, Inc.	2,600	$373,620
Exelis, Inc.	64,000	1,253,760
L-3 Communications Holdings, Inc.(a)	23,500	2,610,145

		4,237,525

Airlines — 2.9%
Alaska Air Group, Inc.	24,000	1,897,680
Delta Air Lines, Inc.	64,100	1,962,101
Southwest Airlines Co.	145,900	3,056,605

		6,916,386

Auto Components — 2.0%
Delphi Automotive PLC (United Kingdom)	6,200	377,518
Goodyear Tire & Rubber Co. (The)	9,400	222,404
Lear Corp.	29,200	2,112,036
TRW Automotive Holdings Corp.*	28,500	2,113,275

		4,825,233

Beverages — 0.5%
Molson Coors Brewing Co. (Class B Stock)	22,300	1,173,872

Biotechnology — 0.2%
United Therapeutics Corp.*(a)	4,900	502,838

Capital Markets — 1.3%
Ameriprise Financial, Inc.	17,700	1,869,828
Raymond James Financial, Inc.	23,600	1,201,476

		3,071,304

Chemicals — 1.2%
CF Industries Holdings, Inc.	2,900	669,494
Eastman Chemical Co.	14,200	1,107,032
Westlake Chemical Corp.	7,800	948,012

		2,724,538

Commercial Banks — 7.3%
BankUnited, Inc.	27,600	858,360
BOK Financial Corp.	12,400	796,824
Comerica, Inc.(a)	10,900	499,220
Commerce Bancshares, Inc.	7,110	309,072
East West Bancorp, Inc.	38,500	1,288,210
Fifth Third Bancorp	127,900	2,688,458
First Citizens BancShares, Inc. (Class A Stock)	2,400	530,976
First Niagara Financial Group, Inc.	49,000	423,360
First Republic Bank	15,100	732,803
Fulton Financial Corp.	48,100	594,035
Huntington Bancshares, Inc.	145,500	1,319,685
KeyCorp	171,200	2,184,512
Popular, Inc. (Puerto Rico)*	1,300	34,320
Regions Financial Corp.	191,400	1,946,538
SunTrust Banks, Inc.	78,000	2,887,560

		17,093,933

Commercial Services & Supplies — 1.1%
Pitney Bowes, Inc.(a)	61,300	1,543,534
RR Donnelley & Sons Co.	60,200	1,111,894

		2,655,428

Communications Equipment — 1.6%
Brocade Communications Systems, Inc.*	159,300	1,487,862
Harris Corp.	33,300	2,309,022

		3,796,884

Computers & Peripherals — 1.8%
Lexmark International, Inc. (Class A Stock)	13,200	517,308
SanDisk Corp.	5,400	375,570
Western Digital Corp.	38,900	3,352,013

		4,244,891

Construction & Engineering — 0.3%
AECOM Technology Corp.*	25,500	731,085

Consumer Finance — 0.7%
SLM Corp.	73,900	1,681,964

Containers & Packaging — 1.6%
Ball Corp.	33,500	1,714,865
Owens-Illinois, Inc.*	58,100	1,861,524
Rock-Tenn Co. (Class A Stock)	2,100	213,108

		3,789,497

Diversified Consumer Services — 0.7%
Apollo Education Group, Inc.*	50,800	1,640,332

Diversified Financial Services — 1.4%
Leucadia National Corp.	43,100	1,177,923
NASDAQ OMX Group, Inc. (The)	54,000	2,060,100

		3,238,023

Diversified Telecommunication Services
Frontier Communications Corp.	18,700	87,890

Electric Utilities — 4.6%
Edison International	55,300	2,663,248
Entergy Corp.	16,300	1,027,389
FirstEnergy Corp.	38,700	1,218,663
Great Plains Energy, Inc.	51,900	1,280,892
Pinnacle West Capital Corp.	17,100	899,973
PPL Corp.	55,900	1,708,863
Westar Energy, Inc.	10,200	338,334
Xcel Energy, Inc.	58,400	1,688,344

		10,825,706

Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc.*	17,800	914,564
Avnet, Inc.	15,700	644,799
Ingram Micro, Inc. (Class A Stock)*	6,300	157,626
Jabil Circuit, Inc.	70,300	1,263,291

		2,980,280

Energy Equipment & Services — 2.5%
Helmerich & Payne, Inc.(a)	28,200	2,482,728
Nabors Industries Ltd.	55,400	946,232
Oil States International, Inc.*(a)	13,000	1,221,350
Superior Energy Services, Inc.	53,000	1,252,920

		5,903,230

Food & Staples Retailing — 0.3%
Kroger Co. (The)	19,200	693,120

Food Products — 2.3%
Bunge Ltd.	34,600	2,621,296
Tyson Foods, Inc. (Class A Stock)	74,700	2,793,780

		5,415,076

Gas Utilities — 1.7%
AGL Resources, Inc.	29,400	1,404,732
Atmos Energy Corp.	29,300	1,406,693
UGI Corp.	30,100	1,306,039

		4,117,464

Health Care Equipment & Supplies — 0.1%
Hill-Rom Holdings, Inc.	3,700	134,199

Health Care Providers & Services — 5.4%
Aetna, Inc.	9,300	635,469
Cardinal Health, Inc.	25,900	1,761,718
Cigna Corp.	42,900	3,702,699
HCA Holdings, Inc.*	56,700	2,850,309
Health Net, Inc.*	7,800	256,542
Humana, Inc.	8,700	846,510
LifePoint Hospitals, Inc.*	14,000	742,140
VCA Antech, Inc.*	61,000	1,948,340

		12,743,727

Hotels, Restaurants & Leisure — 1.1%
Royal Caribbean Cruises Ltd.	50,200	2,489,920

Household Durables — 1.2%
PulteGroup, Inc.	35,900	729,488
Whirlpool Corp.	15,100	2,012,830

		2,742,318

Household Products — 0.3%
Energizer Holdings, Inc.	6,600	623,700

Independent Power Producers & Energy Traders — 0.8%
AES Corp.	140,000	1,968,400

Insurance — 7.5%
Allied World Assurance Co. Holdings AG	2,500	257,300
American Financial Group, Inc.	37,700	2,070,484
American National Insurance Co.	300	31,200
Aspen Insurance Holdings Ltd.	34,800	1,353,720
Axis Capital Holdings Ltd.	32,100	1,445,142
CNA Financial Corp.	2,900	113,912
Endurance Specialty Holdings Ltd.	6,200	324,818
Everest Re Group Ltd.	10,800	1,563,408
HCC Insurance Holdings, Inc.	25,700	1,102,787
Kemper Corp.	29,100	1,069,425
Old Republic International Corp.	66,900	1,044,978
PartnerRe Ltd.	14,300	1,403,831
ProAssurance Corp.	25,700	1,194,022
Protective Life Corp.	10,900	534,209
Reinsurance Group of America, Inc.	17,900	1,336,593
Unum Group	26,200	843,640
W.R. Berkley Corp.	18,100	701,556
XL Group PLC (Ireland)	43,800	1,258,812

		17,649,837

IT Services — 3.9%
Amdocs Ltd.	55,600	2,405,256
Booz Allen Hamilton Holding Corp.	34,200	625,176
Computer Sciences Corp.	42,300	2,555,343
CoreLogic, Inc.*	57,800	1,840,930
DST Systems, Inc.	20,000	1,820,000

		9,246,705

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	30,900	1,796,835

Machinery — 2.2%
Oshkosh Corp.	42,000	2,273,880
Parker Hannifin Corp.	5,500	623,535
Trinity Industries, Inc.	38,700	2,253,501

		5,150,916

Media — 0.6%
Gannett Co., Inc.	48,600	1,337,958

Metals & Mining — 1.9%
Cliffs Natural Resources, Inc.(a)	21,800	421,176
Newmont Mining Corp.	59,500	1,285,200
Reliance Steel & Aluminum Co.	31,900	2,231,405
Steel Dynamics, Inc.	25,400	419,100

		4,356,881

Multi-Utilities — 5.4%
Alliant Energy Corp.	27,700	1,439,292
Ameren Corp.	46,600	1,763,344
CMS Energy Corp.	58,700	1,631,273
DTE Energy Co.	30,400	2,073,888
MDU Resources Group, Inc.	45,900	1,470,636
NiSource, Inc.	4,300	147,791
Public Service Enterprise Group, Inc.	79,200	2,640,528
Sempra Energy	1,000	92,710
Vectren Corp.	2,200	80,344
Wisconsin Energy Corp.	30,400	1,297,168

		12,636,974

Multiline Retail — 1.3%
Dillard’s, Inc. (Class A Stock)	10,200	890,460
Macy’s, Inc.	28,700	1,526,840
Nordstrom, Inc.	11,500	660,675

		3,077,975

Office Electronics — 1.1%
Xerox Corp.	230,500	2,500,925

Oil, Gas & Consumable Fuels — 7.6%
Chesapeake Energy Corp.	91,800	2,470,338
Cimarex Energy Co.	22,800	2,233,944
CVR Energy, Inc.	34,700	1,287,023
Denbury Resources, Inc.*	111,300	1,788,591
Energen Corp.	8,700	615,264
HollyFrontier Corp.	24,900	1,152,870
Marathon Petroleum Corp.	17,400	1,514,670
Murphy Oil Corp.	31,900	1,805,859
Noble Energy, Inc.	500	31,165
PBF Energy, Inc.	23,900	619,727
QEP Resources, Inc.	30,500	942,145
Tesoro Corp.	27,500	1,416,800
Whiting Petroleum Corp.*	32,700	1,909,026

		17,787,422

Paper & Forest Products — 0.7%
Domtar Corp.	14,500	1,557,445

Personal Products — 0.3%
Herbalife Ltd. (Cayman Islands)	9,900	637,263

Real Estate Investment Trusts (REITs) — 7.5%
American Capital Agency Corp.	68,900	1,443,455
Annaly Capital Management, Inc.	126,600	1,363,482
Boston Properties, Inc.	11,500	1,243,035
Brandywine Realty Trust	98,200	1,399,350
CBL & Associates Properties, Inc.	78,100	1,326,919
Corrections Corp. of America	40,902	1,373,080
Equity Lifestyle Properties, Inc.	19,900	782,269
Hatteras Financial Corp.	14,600	261,924
HCP, Inc.	28,400	1,111,860
Hospitality Properties Trust	53,500	1,374,950
Host Hotels & Resorts, Inc.	54,100	994,899
MFA Financial, Inc.	127,600	930,204
Mid-America Apartment Communities, Inc.	4,900	316,246
Piedmont Office Realty Trust, Inc. (Class A Stock)(a)	52,200	870,174
Post Properties, Inc.	25,800	1,210,794
Ventas, Inc.	26,600	1,659,574

		17,662,215

Road & Rail — 1.6%
AMERCO	8,000	1,781,840
Ryder System, Inc.	28,900	2,057,391

		3,839,231

Semiconductors & Semiconductor Equipment — 1.0%
First Solar, Inc.*(a)	10,700	541,206
Marvell Technology Group Ltd.	31,400	468,802
Skyworks Solutions, Inc.*	46,800	1,415,700

		2,425,708

Software — 2.8%
CA, Inc.	79,800	2,559,984
Symantec Corp.	92,200	1,974,002
Synopsys, Inc.*	49,900	1,989,014

		6,523,000

Specialty Retail — 2.1%
Ascena Retail Group, Inc.*	47,900	898,604
Best Buy Co., Inc.	34,100	802,714
Foot Locker, Inc.	27,200	1,049,920
GameStop Corp. (Class A Stock)(a)	29,100	1,020,537
Guess?, Inc.	15,000	420,750
Staples, Inc.(a)	53,600	705,376

		4,897,901

Thrifts & Mortgage Finance — 0.7%
New York Community Bancorp, Inc.	34,200	553,698
Washington Federal, Inc.	49,000	1,072,120

		1,625,818

Trading Companies & Distributors — 1.6%
GATX Corp.	1,600	92,640
MRC Global, Inc.*	62,000	1,731,040
United Rentals, Inc.*(a)	23,900	1,934,466

		3,758,146

Water Utilities — 0.5%
American Water Works Co., Inc.	29,800	1,268,586

TOTAL COMMON STOCKS (cost $201,079,347)		232,786,504

EXCHANGE TRADED FUND — 0.4%
iShares Russell Mid-Cap Value (cost $834,507)	15,700	1,012,807

TOTAL LONG-TERM INVESTMENTS (cost $201,913,854)		233,799,311

SHORT-TERM INVESTMENT — 7.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $16,920,036; includes $13,902,042 of cash collateral for securities on loan)(b)(c)	16,920,036	16,920,036

TOTAL INVESTMENTS — 106.7% (cost $218,833,890)(d)		250,719,347
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(15,827,109)

NET ASSETS — 100.0%		$234,892,238

The following abbreviation is used in the Portfolio descriptions:

NASDAQ— National Association for Securities Dealers Automated Quotations

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,593,234; cash collateral of $13,902,042 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$219,025,834

Appreciation	36,194,162
Depreciation	(4,500,649)

Net Unrealized Appreciation	$31,693,513

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$4,237,525	$—	$—
Airlines	6,916,386	—	—
Auto Components	4,825,233	—	—
Beverages	1,173,872	—	—
Biotechnology	502,838	—	—
Capital Markets	3,071,304	—	—
Chemicals	2,724,538	—	—
Commercial Banks	17,093,933	—	—
Commercial Services & Supplies	2,655,428	—	—
Communications Equipment	3,796,884	—	—
Computers & Peripherals	4,244,891	—	—
Construction & Engineering	731,085	—	—
Consumer Finance	1,681,964	—	—
Containers & Packaging	3,789,497	—	—
Diversified Consumer Services	1,640,332	—	—
Diversified Financial Services	3,238,023	—	—
Diversified Telecommunication Services	87,890	—	—
Electric Utilities	10,825,706	—	—
Electronic Equipment, Instruments & Components	2,980,280	—	—
Energy Equipment & Services	5,903,230	—	—
Food & Staples Retailing	693,120	—	—
Food Products	5,415,076	—	—
Gas Utilities	4,117,464	—	—
Health Care Equipment & Supplies	134,199	—	—
Health Care Providers & Services	12,743,727	—	—
Hotels, Restaurants & Leisure	2,489,920	—	—
Household Durables	2,742,318	—	—
Household Products	623,700	—	—
Independent Power Producers & Energy Traders	1,968,400	—	—
Insurance	17,649,837	—	—
IT Services	9,246,705	—	—
Life Sciences Tools & Services	1,796,835	—	—
Machinery	5,150,916	—	—
Media	1,337,958	—	—
Metals & Mining	4,356,881	—	—
Multi-Utilities	12,636,974	—	—
Multiline Retail	3,077,975	—	—
Office Electronics	2,500,925	—	—
Oil, Gas & Consumable Fuels	17,787,422	—	—
Paper & Forest Products	1,557,445	—	—
Personal Products	637,263	—	—
Real Estate Investment Trusts (REITs)	17,662,215	—	—
Road & Rail	3,839,231	—	—
Semiconductors & Semiconductor Equipment	2,425,708	—	—
Software	6,523,000	—	—
Specialty Retail	4,897,901	—	—
Thrifts & Mortgage Finance	1,625,818	—	—
Trading Companies & Distributors	3,758,146	—	—
Water Utilities	1,268,586	—	—
Exchanged Traded Fund	1,012,807	—	—
Affiliated Money Market Mutual Fund	16,920,036	—	—

Total	$250,719,347	$—	$—

Notes to Schedules of Investments (Unaudited)

Security Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund
Date March 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 21, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2014

*	Print the name and title of each signing officer under his or her signature.